Allmerica SPL II

Please See the Enclosed Important Notice Regarding Change in Investment Policy for the AllianceBernstein Small Cap Value Portfolio

ALLMERICA FINANCIAL®

ANNUAL REPORT

DECEMBER 31, 2004

General Information

Officers of Allmerica Financial Life Insurance and Annuity Company (AFLIAC) and First Allmerica

Financial Life Insurance Company (FAFLIC)

Michael A. Reardon, President and CEO

Edward J. Parry III, Chief Financial Officer

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Aggressive Growth Fund

AIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Development Fund

AIM V.I. Premier Equity Fund

Alliance Capital Management L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Small Cap Value Portfolio

AllianceBernstein Technology Portfolio

AllianceBernstein Value Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Government Bond Fund

Money Market Fund

Select Investment Grade Income Fund

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, New York, NY 10022

Select Value Opportunity Fund

GE Asset Management Inc.

3003 Summer Street, Stamford, CT 06904

Select Growth Fund (Co-Sub-Adviser)

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, NY 10005

Core Equity Fund (Co-Sub-Adviser)

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, MA 02110

Select International Equity Fund (Co-Sub-Adviser)

J.P. Morgan Investment Management Inc.

522 Fifth Avenue, New York, NY 10036

Select International Equity Fund (Co-Sub-Adviser)

Jennison Associates LLC

466 Lexington Avenue, New York, NY 10017

Select Growth Fund (Co-Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive, Chicago, IL 60606

Core Equity Fund (Co-Sub-Adviser)

Investment Advisers (continued)

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.

One Franklin Parkway, San Mateo, CA 94403

FT VIP Franklin Large Cap Growth Securities Fund

FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC

One Parker Plaza, Fort Lee, NJ 07024

FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

MFS Mid Cap Growth Series

MFS New Discovery Series

MFS Total Return Series

MFS Utilities Series

Oppenheimer Funds, Inc.

225 Liberty Street, New York, NY 10281

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Templeton Investment Counsel, LLC

500 East Broward Blvd., Fort Lauderdale, FL 33394

FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Allmerica SPL II (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Allmerica SPL II sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual Portfolio Reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	8/5/02	9.41%	-5.07%	8.42%	17.65%
AIT Equity Index Fund	9/28/90	5/1/01	9.33%	-3.50%	10.44%	-0.85%
AIT Government Bond Fund	8/26/91	8/5/02	1.20%	4.99%	5.00%	1.85%
AIT Money Market Fund	4/29/85	11/2/98	0.01%	1.86%	3.19%	2.31%
AIT Select Capital Appreciation Fund	4/28/95	11/2/98	17.56%	5.57%	12.46%	10.61%
AIT Select Growth Fund	8/21/92	11/2/98	6.47%	-10.28%	7.13%	-2.08%
AIT Select International Equity Fund	5/2/94	11/2/98	13.44%	-4.24%	6.07%	2.11%
AIT Select Investment Grade Income Fund	4/29/85	11/2/98	3.04%	5.77%	5.87%	4.59%
AIT Select Value Opportunity Fund	4/30/93	11/2/98	18.28%	14.19%	13.35%	10.81%

AIM Variable Insurance Funds (Series II Shares)
AIM V.I. Aggressive Growth Fund	5/1/98	8/5/02	10.47%	-4.88%	1.30%	17.67%
AIM V.I. Basic Value Fund	9/10/01	8/5/02	9.84%	N/A	3.97%	19.35%
AIM V.I. Blue Chip Fund	12/29/99	8/5/02	3.34%	-8.44%	-8.43%	12.47%
AIM V.I. Capital Development Fund	5/1/98	8/5/02	14.23%	2.98%	4.62%	20.19%
AIM V.I. Premier Equity Fund	5/5/93	8/5/02	4.54%	-8.37%	7.22%	13.30%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	10.22%	4.40%	12.97%	0.90%
AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	7.37%	-9.54%	10.18%	-6.81%
AllianceBernstein Small Cap Value Portfolio	5/1/01	8/5/02	18.00%	N/A	15.33%	26.58%
AllianceBernstein Technology Portfolio	1/11/96	8/5/02	4.14%	-13.39%	5.08%	20.46%
AllianceBernstein Value Portfolio	5/1/01	8/5/02	12.35%	N/A	5.69%	19.10%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica SPL II (AFLIAC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Allmerica SPL II sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual Portfolio Reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio	1/3/95	8/5/02	14.12%	0.66%	12.60%	18.26%
Fidelity VIP Equity-Income Portfolio	10/9/86	8/5/02	10.23%	3.13%	9.84%	18.02%
Fidelity VIP Growth Portfolio	10/9/86	8/5/02	2.19%	-7.98%	8.51%	15.26%
Fidelity VIP Mid Cap Portfolio	12/28/98	8/5/02	23.54%	13.65%	19.20%	27.26%
Fidelity VIP Value Strategies Portfolio	2/20/02	8/5/02	12.82%	N/A	12.09%	29.88%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	8/5/02	6.96%	-1.37%	7.68%	15.26%
FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	10.47%	-5.55%	8.79%	-0.30%
FT VIP Franklin Small Cap Value Securities Fund	5/1/98	8/5/02	22.63%	14.92%	6.83%	24.19%
FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	11.62%	6.27%	8.36%	4.93%
FT VIP Templeton Foreign Securities Fund	5/1/92	8/5/02	17.46%	-0.12%	7.50%	17.85%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series	5/1/00	8/5/02	13.35%	N/A	-8.06%	22.30%
MFS New Discovery Series	5/1/98	8/5/02	5.25%	-3.20%	5.96%	16.25%
MFS Total Return Series	1/3/95	8/5/02	10.03%	6.02%	9.85%	12.58%
MFS Utilities Series	1/3/95	8/5/02	28.68%	0.79%	12.11%	31.39%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	2/9/87	8/5/02	8.81%	4.70%	8.68%	15.91%
Oppenheimer Capital Appreciation Fund/VA	4/3/85	8/5/02	5.66%	-3.46%	11.53%	17.90%
Oppenheimer Global Securities Fund/VA	11/12/90	8/5/02	17.81%	2.86%	11.10%	23.68%
Oppenheimer High Income Fund/VA	4/30/86	8/5/02	7.75%	3.97%	6.33%	14.25%
Oppenheimer Main Street Fund/VA	7/5/95	8/5/02	8.16%	-2.84%	8.68%	14.27%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Allmerica SPL II (FAFLIC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Allmerica SPL II sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual Portfolio Reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	8/5/02	9.41%	-5.07%	8.42%	17.65%
AIT Equity Index Fund	9/28/90	5/1/01	9.33%	-3.50%	10.44%	-0.85%
AIT Government Bond Fund	8/26/91	8/5/02	1.20%	4.99%	5.00%	1.85%
AIT Money Market Fund	4/29/85	5/1/01	0.01%	1.81%	3.06%	0.65%
AIT Select Capital Appreciation Fund	4/28/95	5/1/01	17.56%	5.52%	12.32%	6.35%
AIT Select Growth Fund	8/21/92	5/1/01	6.47%	-10.33%	7.00%	-5.57%
AIT Select International Equity Fund	5/2/94	5/1/01	13.44%	-4.29%	5.94%	-0.72%
AIT Select Investment Grade Income Fund	4/29/85	5/1/01	3.04%	5.68%	5.95%	4.71%
AIT Select Value Opportunity Fund	4/30/93	5/1/01	18.28%	14.13%	13.21%	9.55%

AIM Variable Insurance Funds (Series II Shares)
AIM V.I. Aggressive Growth Fund	5/1/98	8/5/02	10.47%	-4.88%	1.30%	17.67%
AIM V.I. Basic Value Fund	9/10/01	8/5/02	9.84%	N/A	3.97%	19.35%
AIM V.I. Blue Chip Fund	12/29/99	8/5/02	3.34%	-8.44%	-8.43%	12.47%
AIM V.I. Capital Development Fund	5/1/98	8/5/02	14.23%	2.98%	4.62%	20.19%
AIM V.I. Premier Equity Fund	5/5/93	8/5/02	4.54%	-8.37%	7.22%	13.30%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	10.22%	4.40%	12.97%	0.90%
AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	7.37%	-9.54%	10.18%	-6.81%
AllianceBernstein Small Cap Value Portfolio	5/1/01	8/5/02	18.00%	N/A	15.33%	26.58%
AllianceBernstein Technology Portfolio	1/11/96	8/5/02	4.14%	-13.39%	5.08%	20.46%
AllianceBernstein Value Portfolio	5/1/01	8/5/02	12.35%	N/A	5.69%	19.10%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica SPL II (FAFLIC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Allmerica SPL II sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual Portfolio Reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio	1/3/95	8/5/02	14.12%	0.66%	12.60%	18.26%
Fidelity VIP Equity-Income Portfolio	10/9/86	8/5/02	10.23%	3.13%	9.84%	18.02%
Fidelity VIP Growth Portfolio	10/9/86	8/5/02	2.19%	-7.98%	8.51%	15.26%
Fidelity VIP Mid Cap Portfolio	12/28/98	8/5/02	23.54%	13.65%	19.20%	27.26%
Fidelity VIP Value Strategies Portfolio	2/20/02	8/5/02	12.82%	N/A	12.09%	29.88%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	8/5/02	6.96%	-1.37%	7.68%	15.26%
FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	10.47%	-5.55%	8.79%	-0.30%
FT VIP Franklin Small Cap Value Securities Fund	5/1/98	8/5/02	22.63%	14.92%	6.83%	24.19%
FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	11.62%	6.27%	8.36%	4.93%
FT VIP Templeton Foreign Securities Fund	5/1/92	8/5/02	17.46%	-0.12%	7.50%	17.85%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series	5/1/00	8/5/02	13.35%	N/A	-8.06%	22.30%
MFS New Discovery Series	5/1/98	8/5/02	5.25%	-3.20%	5.96%	16.25%
MFS Total Return Series	1/3/95	8/5/02	10.03%	6.02%	9.85%	12.58%
MFS Utilities Series	1/3/95	8/5/02	28.68%	0.79%	12.11%	31.39%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	2/9/87	8/5/02	8.81%	4.70%	8.68%	15.91%
Oppenheimer Capital Appreciation Fund/VA	4/3/85	8/5/02	5.66%	-3.46%	11.53%	17.90%
Oppenheimer Global Securities Fund/VA	11/12/90	8/5/02	17.81%	2.86%	11.10%	23.68%
Oppenheimer High Income Fund/VA	4/30/86	8/5/02	7.75%	3.97%	6.33%	14.25%
Oppenheimer Main Street Fund/VA	7/5/95	8/5/02	8.16%	-2.84%	8.68%	14.27%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

Allmerica SPL II

Product Description

This Contract is a modified single premium life insurance contract with Death Benefits, Contract Value, and other features traditionally associated with life insurance. The Contract is variable because the Contract Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

Cash Value Access

The Contract Owner may make partial withdrawals, borrow up to the Loan Value of the Contract or surrender the Contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Contract Value. Loans and withdrawals may be taxable and would be subject to a 10% tax penalty prior to age 59 1/2.

Fixed Account Information

The Contract Owner may allocate part or all of the Contract Value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the Contract is in effect. If the Contract was issued as a Second-to-Die Contract, the Death Benefit will be paid on the death of the last surviving Insured.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the Contract. Please see the prospectus for a detailed description of the specific charges that apply to your Contract.

Surrender Charges: The Contract provides for a contingent Surrender Charge which will be deducted if the Contract Owner requests a full surrender of the Contract or a partial withdrawal within ten Contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreases to 0% by the tenth Contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of Contract and underwriting class.

Transfers: The Company currently does not restrict the number of transfers among the Sub-Accounts. The first 12 transfers may be made free of charge. A fee of up to $25 may be assessed for each subsequent transfer.

Charges Against the Assets of the Separate Account: The Company assesses each Sub-Account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company, and a charge of 0.25% on an annual basis for administrative expenses of the Separate Contract.

Distribution Fee: For the first ten Contract years only, a charge of 1.15% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: For the first Contract year only, a charge of 1.75% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the Contract to cover administration of the Contract.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the Variable Account. The levels of fees and expenses vary among the funds.

If you would like to request additional copies of this report, please call 1-800-533-7881

Allmerica SPL II

This product is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

AR-SPL2 (12/04)